Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in biological assets [abstract]
Biological assets	$ 165,693	$ 130,436
Increase due to purchases	1,559	580
Initial recognition and changes in fair value of biological assets	227,740	122,729
Decrease due to harvest / disposals	(604,032)	(336,245)
Costs incurred during the year	383,865	263,371
Exchange differences	20,353	(15,178)
Biological assets	195,178	165,693
Initial recognition and changes in fair value of biological assets, price changes	966	2,414
Initial recognition and changes in fair value of biological assets, physical changes	12,634	1,843
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	13,600	4,257
Sugarcane
Changes in biological assets [abstract]
Biological assets	75,208	55,641
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	88,659	50,348
Decrease due to harvest / disposals	(208,175)	(103,010)
Costs incurred during the year	116,252	85,006
Exchange differences	(617)	(12,777)
Biological assets	71,327	75,208
Crops | Farming
Changes in biological assets [abstract]
Biological assets	43,787	38,117
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	73,990	40,104
Decrease due to harvest / disposals	(224,788)	(136,161)
Costs incurred during the year	151,971	103,076
Exchange differences	9,926	(1,349)
Biological assets	54,886	43,787
Rice | Farming
Changes in biological assets [abstract]
Biological assets	29,062	21,484
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	43,834	18,677
Decrease due to harvest / disposals	(99,517)	(51,673)
Costs incurred during the year	62,477	41,243
Exchange differences	6,873	(669)
Biological assets	42,729	29,062
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	12,933	11,521
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	19,895	12,344
Decrease due to harvest / disposals	(67,230)	(42,641)
Costs incurred during the year	50,323	32,043
Exchange differences	3,058	(334)
Biological assets	18,979	12,933
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	4,703	3,673
Increase due to purchases	1,559	580
Initial recognition and changes in fair value of biological assets	1,362	1,256
Decrease due to harvest / disposals	(4,322)	(2,760)
Costs incurred during the year	2,842	2,003
Exchange differences	1,113	(49)
Biological assets	$ 7,257	$ 4,703